Pension and Postretirement Benefits	12 Months Ended
Dec. 30, 2012
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits
(13) Pension and Postretirement Benefits
As a result of the Enterprise News Media, LLC and Copley Press, Inc. acquisitions, the Company maintains a pension plan and postretirement medical and life insurance plans which cover certain employees. The Company uses the accrued benefit actuarial method and best estimate assumptions to determine pension costs, liabilities and other pension information for defined benefit plans.
The Enterprise News Media, LLC pension plan was amended to freeze all future benefit accruals as of December 31, 2008, except for a select group of union employees whose benefits were frozen during 2009. Also, during 2008 the medical and life insurance benefits were frozen and the plan was amended to limit future benefits to a select group of active employees under the Enterprise News Media, LLC postretirement medical and life insurance plan.
The following provides information on the pension plan and postretirement medical and life insurance plan as of December 30, 2012 and January 1, 2012, for the years ended December 30, 2012 and January 1, 2012.

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of period	$23,926	$6,461	$23,142	$6,413
Service cost	300	40	200	42
Interest cost	1,203	273	1,238	303
Actuarial loss	3,422	187	946	23
Benefits and expenses paid	(1,725)	(282)	(1,600)	(321)
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)

Projected benefit obligation at end of period	$27,126	$6,666	$23,926	$6,461

Change in plan assets:
Fair value of plan assets at beginning of period	$16,498	$—	$17,101	$—
Actual return on plan assets	2,353	—	(372)	—
Employer contributions	1,115	268	1,369	303
Employer implicit subsidy contribution	—	27	—	17
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)
Benefits paid	(1,402)	(282)	(1,295)	(321)
Expenses paid	(323)	—	(305)	—

Fair value of plan assets at end of period	$18,241	$—	$16,498	$—

Reconciliation of funded status:
Benefit obligation at end of period	$(27,126)	$(6,666)	$(23,926)	$(6,461)
Fair value of assets at end of period	18,241	—	16,498	—
Funded status	(8,885)	(6,666)	(7,428)	(6,461)
Unrecognized prior service cost	—	(1,525)	—	(2,155)
Unrecognized actuarial (gain) loss	8,294	220	6,289	206

Net accrued benefit cost	$(591)	$(7,971)	$(1,139)	$(8,410)

Balance sheet presentation:
Accrued liabilities	$—	$423	$—	$393
Pension and other postretirement benefit obligations	8,885	6,243	7,428	6,068
Accumulated other comprehensive income	(8,294)	1,305	(6,289)	1,949

Net accrued benefit cost	$591	$7,971	$1,139	$8,410

Components of net periodic benefit cost:
Service cost	$300	$40	$200	$42
Interest cost	1,203	273	1,238	303
Expected return on plan assets	(1,275)	—	(1,324)	—
Amortization of prior service cost	—	(457)	—	(457)
Amortization of unrecognized (gain) loss	382	—	82	—

Net periodic benefit cost	$610	$(144)	$196	$(112)

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss	$2,343	$187	$2,640	$23
Amortization of net actuarial loss	(383)	—	(83)	—
Amortization of prior service credit	—	457	—	457
Other adjustment	43	—	(240)	—

Total recognized in other comprehensive income	$2,003	$644	$2,317	$480

Comparison of obligations to plan assets:
Projected benefit obligation	$27,126	$6,666	$23,926	$6,461
Accumulated benefit obligation	27,126	6,666	23,926	6,461
Fair value of plan assets	18,241	—	16,498	—
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	4.1%	3.6%	5.1%	4.4%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	7.7%	—	8.1%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

The following assumptions were used to calculate the net periodic benefit cost for the Company's defined benefit pension and post retirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	5.1%	4.4%	5.7%	5.3%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	8.1%	—	8.5%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021
To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets, input from the actuaries and investment consultants, and long-term inflation assumptions. The expected allocation of pension plan assets is based on a diversified portfolio consisting of domestic and international equity securities and fixed income securities. This expected return is then applied to the fair value of plan assets. The Company amortizes experience gains and losses, including the effects of changes in actuarial assumptions and plan provisions over a period equal to the average future service of plan participants.
Amortization of prior service costs was calculated using the straight-line method over the average remaining service periods of the employees expected to receive benefits under the plan.

Postretirement
Year Ended December 30, 2012
Effect of 1% increase in health care cost trend rates
APBO	$7,092
Dollar change	$426
Percent change	6.4%
Effect of 1% decrease in health care cost trend rates
APBO	$6,308
Dollar change	$(358)
Percent change	(5.4)%
Fair Value of plan assets are measured on a recurring basis using quoted market prices in active markets for identical assets, Level 1 input. The pension plan's assets by asset category are as follows:

	December 30, 2012		January 1, 2012
	Dollar	Percent	Dollar	Percent
Equity mutual funds	$12,299	67%	$10,105	61%
Fixed income mutual funds	5,320	29%	5,353	33%
Cash and cash equivalents	575	3%	346	2%
Other	47	1%	694	4%

Total	$18,241	100%	$16,498	100%

Plan fiduciaries of the George W. Prescott Publishing Company LLC Pension Plan set investment policies and strategies for the pension trust. Objectives include preserving the funded status of the plan and balancing risk against return. The general target allocation is 70% in equity funds and 30% in fixed income funds for the plan's investments. To accomplish this goal, each plan's assets are actively managed by outside investment managers with the objective of optimizing long-term return while maintaining a high standard of portfolio quality and proper diversification. The Company monitors the maturities of fixed income securities so that there is sufficient liquidity to meet current benefit payment obligations.
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2013	$1,451	$430
2014	1,451	428
2015	1,498	433
2016	1,528	428
2017	1,536	393
2018-2022	7,942	1,743
Employer contribution expected to be paid during the year ending December 31, 2013	$1,147	$430
The postretirement plans are not funded.
The aggregate amount of net actuarial loss and prior service cost related to the Company's pension and post retirement plans recognized in other comprehensive income as of December 30, 2012 was $6,991.
Multiemployer Plans
The Company is a participant in three multi-employer pension plans covering certain employees with Collective Bargaining Agreements (“CBAs”) in Ohio, Massachusetts and Illinois. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects:
•	The Company plays no part in the management of plan investments or any other aspect of plan administration.

•	Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of its multi-employer plans, the Company may be required to pay those plans an amount based on the unfunded status of the plan, referred to as withdrawal liability.

The Company's participation in these plans for the year ended December 30, 2012, is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employee Identification Number (EIN) and the three-digit plan number. Unless otherwise noted, the two most recent Pension Protection Act (PPA) zone statuses available are for the plan's for the years ended December 30, 2012 and January 1, 2012, respectively. The zone status is based on information that the company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded; plans in the orange zone are both a) less than 80% funded and b) have an accumulated/expected funding deficiency in any of the next six plan years, net of any amortization extensions; plans in the yellow zone meet either one of the criteria mentioned in the orange zone; and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreement(s) to which the plans are subject.

The Company makes all required contributions to these plans as determined under the respective CBAs. For each of the plans listed below, the Company's contribution represented less than 5% of total contributions to the plan.

Pension Plan Name	EIN Number/ Plan Number	Zone Status		FIP/RP Status Pending/ Implemented	Contributions (in thousands)			Surcharge Imposed	Expiration Dates of CBAs
		2012	2011		2012	2011	2010
CWA/ITU Negotiated Pension Plan	13-6212879/001	Red	Red	Implemented	$13	$9	$8	No	Under negotiation
GCIU—Employer Retirement Benefit Plan (a)(b)	91-6024903/001	Red	Red	Implemented	89	87	89	No	11/14/2014
The Newspaper Guild International Pension Plan (a)	52-1082662/001	Red	Red	Implemented	49	130	146	No	09/30/2014

Total					$151	$226	$243

(a)	This plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.

(b)	During the fiscal year 2012 the Company accrued $1,185 related to this plan due to the discontinuance of press operations at its Suburban Chicago location.